Loss Per Share (Details) - Schedule of computation of basic and diluted net loss - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of computation of basic and diluted net loss [Abstract]
Net loss attributable to common stockholders - basic and diluted	$ (20,070)	$ (26,177)
Weighted average number of common stock - basic and diluted	37,331,820	34,557,480
Net loss per common stock - basic and diluted	$ (0.54)	$ (0.76)